Condensed Consolidated Balance Sheets (Parentheticals) - $ / shares	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Preference shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preference shares, shares authorized (in Shares)	5,000,000	5,000,000	5,000,000
Preference shares, shares issued (in Shares)
Preference shares, shares outstanding (in Shares)
Class A Ordinary Shares Subject to Possible Redemption
Ordinary Shares subject to possible redemption, shares (in Shares)	23,000,000	23,000,000	23,000,000
Ordinary Shares subject to possible redemption, shares at redemption value per share (in Dollars per share)	$ 10.77	$ 10.58	$ 10.15
Class A Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued (in Shares)
Ordinary shares, shares outstanding (in Shares)
Class B Ordinary Shares
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized (in Shares)	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	5,750,000	5,750,000	5,750,000
Ordinary shares, shares outstanding (in Shares)	5,750,000	5,750,000	5,750,000